UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues:
Revenues	$ 1,033,362	$ 710,782	$ 1,640,796	$ 1,176,521
Costs and Expenses
Cost of revenues	172,318	137,694	275,296	214,892
Sales and marketing	298,368	211,220	439,207	316,483
Product development	197,985	150,370	316,806	233,881
General and administrative	62,850	47,298	94,597	86,111
Total costs and expenses	731,521	546,582	1,125,906	851,367
Income from operations	301,841	164,200	514,890	325,154
Income from equity method investments	13,605	3,388	17,688	4,422
Realized gain from investments	1,106	844	1,299	848
Fair value changes through earnings on investments, net	(69,495)	117,517	(33,073)	127,641
Investment related impairment	(66,625)	(3,920)	(102,594)	(117,835)
Interest income	40,068	45,609	56,909	65,667
Interest expense	(35,503)	(22,363)	(53,255)	(39,677)
Other income, net	6,808	1,356	3,147	3,889
Income before income tax expenses	191,805	306,631	405,011	370,109
Less: Provision of income taxes	61,855	56,627	93,260	86,630
Net income	129,950	250,004	311,751	283,479
Less: Net loss attributable to non-controlling interests	(898)	(520)	(835)	(843)
Net income attributable to Weibo's shareholders	130,848	250,524	312,586	284,322
Other comprehensive income
Currency translation adjustments (for which there were no taxes)	29,222	(31,347)	34,888	57,670
Available-for-Sale securities
Total comprehensive income	159,172	218,657	346,639	341,149
Less: Comprehensive loss attributable to non-controlling interests	(602)	(528)	(487)	(810)
Comprehensive income attributable to Weibo's shareholders	$ 159,774	$ 219,185	$ 347,126	$ 341,959
Shares used in computing net income per share attributable to Weibo's shareholders:
Basic	227,936	226,535	228,185	226,728
Diluted	229,429	227,129	229,765	227,352
Income per share:
Basic	$ 0.57	$ 1.11	$ 1.37	$ 1.25
Diluted	$ 0.57	$ 1.10	$ 1.36	$ 1.25
Advertising and marketing revenues
Revenues:
Revenues	$ 892,349	$ 616,006	$ 1,429,969	$ 1,032,678
Value-added services revenues
Revenues:
Revenues	141,013	94,776	210,827	143,843
SINA (Note 10) | Advertising and marketing revenues
Revenues:
Revenues	30,931	27,624	58,178	34,149
Alibaba (Note 10) | Advertising and marketing revenues
Revenues:
Revenues	109,918	72,542	134,892	112,906
Other related parties (Note 10) | Advertising and marketing revenues
Revenues:
Revenues	22,682	17,985	38,731	33,360
Third parties | Advertising and marketing revenues
Revenues:
Revenues	$ 728,818	$ 497,855	$ 1,198,168	$ 852,263